SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (21,631)	$ (277,902)	$ (277,902)
Less: Income attributable to ordinary shares subject to possible redemption		(24,771)	(24,771)
Adjusted net loss		$ (302,673)	$ (302,673)
Weighted average shares outstanding, basic and diluted	1,000	11,111,082	9,066,530
Basic and diluted net loss per ordinary share	$ (21,631)	$ (0.03)	$ (0.03)